SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share

The following table sets forth the computation of basic and diluted loss per share:

	For the year ended December 31, 2012	For the period from April 28, 2011 (Inception) to December 31, 2011
Numerator:
Net loss	$(8,314,239)	$(1,119,783)
Denominator:
Basic and diluted loss per share (weighted-average shares)	51,498,259	25,000,000
Basic and diluted loss per share	$(0.16)	$(0.04)